Summary of Significant Accounting Policies (Details)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Summary of Significant Accounting Policies [Abstract]
RMB exchange rate at balance sheets dates	6.6545	6.6702	6.3638
Average RMB exchange rate for each period	6.8122	6.5321	6.1648